Organization and Nature of Business (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization and Nature of Business
Accumulated losses	$ 78,685,000		$ 80,357,000
Cash and cash equivalents	112,532,000	$ 75,952,000	79,431,000	$ 31,941,000
Unutilized bank borrowing facilities	80,000,000		70,000,000
Short-term investments			$ 24,270,000
Dividends received from equity investees	$ 42,617,000	$ 15,917,000